Development of Allowance for Doubtful Accounts (text)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Development of Allowance for Doubtful Accounts Disclosure [Text Block]
FRESENIUS MEDICAL CARE AG & Co. KGaA

Schedule II – Valuation and Qualifying Accounts
(in thousands, except share data)

Development of allowance for doubtful accounts

	2013	2012	2011

Allowance for doubtful accounts as of January 1	$328,893	$299,751	$277,139
Change in valuation allowances as recorded in the consolidated statements of income	336,090	303,508	241,598
Write-offs and recoveries of amounts previously written-off	(249,783)	(273,643)	(214,612)
Foreign currency translation	(2,035)	(723)	(4,374)
Allowance for doubtful accounts as of December 31	$413,165	$328,893	$299,751